Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information	Supplemental balance sheet information related to leases was as follows:
	As of June 30,
	2024	2023
	$	$
Right-of-use assets(“ROU”), net	3,474,737	3,076,855
Operating lease ROU	3,406,861	3,076,855
Finance lease ROU	67,876	-

Lease liabilities - current	218,578	157,489
Current operating lease obligation	203,347	157,489
Current finance lease obligation	15,231	-

Lease liabilities – non-current	456,933	37,992
Non-current operating lease obligation	413,871	37,992
Non-current finance lease obligation	43,062	-
Total lease obligation	675,511	195,481

Schedule of Contractual Maturities of the Group’s Operating and Finance Lease Liabilities	The following table shows the remaining contractual maturities of the Group’s operating and finance lease liabilities as of June 30, 2024 by years:
	Operating	Finance
	$	$
Year ending June 30, 2025	225,530	16,864
Year ending June 30, 2026	219,831	16,864
Year ending June 30, 2027	210,735	16,864
Year ending June 30, 2028	1,701	11,243
Total undiscounted lease obligations	657,796	61,835
Less: imputed interest	40,578	3,542
Lease liabilities recognized in the consolidated balance sheet	617,218	58,293